ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

July 16, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Highland Funds II

Registration Statement on Form N-14

(File No. 333-189364)

Ladies and Gentlemen:

On behalf of Highland Funds II (the “Trust”), we are filing today, by electronic submission via EDGAR, a pre-effective amendment (the “Amendment”) to the registration statement on Form N-14 filed June 14, 2013 (the “Registration Statement”). The Amendment is marked to show changes to the Registration Statement.

The Amendment is proposed to become effective on July 17, 2013 pursuant to Rule 461 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (212) 596-9209.

Sincerely,

/s/ Reid B. Adams

Reid B. Adams

cc:	Ethan Powell, Highland Capital Management Fund Advisors, L.P.

Rajib Chanda, Ropes & Gray LLP